Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overfunded pension plans
Costs recognized in the income statement
Service cost	$ 10	$ 7	$ 7
Interest on expense on liabilities	196	222	317
Interest income on plan assets	(253)	(297)	(432)
Interest expense on effect of (asset ceiling)/ onerous liability	58	74	114
Total of cost, net	11	6	6
Underfunded pension plans
Costs recognized in the income statement
Service cost	68	52	55
Interest on expense on liabilities	122	134	153
Interest income on plan assets	(102)	(107)	(123)
Total of cost, net	88	79	85
Other benefits
Costs recognized in the income statement
Service cost	1	18	10
Interest on expense on liabilities	33	64	57
Total of cost, net	$ 34	$ 82	$ 67